Document and Entity Information	Apr. 22, 2026
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0000810332
Document Type	8-K/A
Document Period End Date	Apr. 22, 2026
Entity Registrant Name	Republic Airways Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38626
Entity Tax Identification Number	85-0302351
Entity Address, Address Line One	2 Brickyard Lane
Entity Address, City or Town	Carmel
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46032
City Area Code	(317)
Local Phone Number	484-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RJET
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Republic Airways Holdings Inc. (the “Company”) is amending its Current Report on Form 8-K, originally filed on April 28, 2026, to disclose certain subsequently approved compensation arrangements for Matthew J. Koscal in connection with his appointment as President and Chief Executive Officer, effective as of June 15, 2026.